Warrants (Narrative) (Detail) - $ / shares	1 Months Ended
	Feb. 29, 2012	Dec. 31, 2016	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Warrants outstanding		3,057,500
Warrant [Member]
Class of Warrant or Right [Line Items]
Number of securities called by warrants, class of warrants	3,207,500
Warrant exercise price	$ 0.70
Warrant, expiration date	Aug. 06, 2017
Warrants exercised			150,000